Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment pension plans.
Beginning of year	$ 771,468	$ 1,913,680
Retirement of discontinued operation		(1,111,119)
Service cost	82,190	94,416
Interest cost	110,925	99,889
Benefits paid	(42,141)	(24,363)
Past service cost	(64,812)	(7,070)
End of year	733,049	771,468
Pensions
Post-employment pension plans.
Beginning of year	267,345
Benefits paid	(11,158)
End of year	243,131	267,345
Seniority Premiums
Post-employment pension plans.
Beginning of year	504,123
Benefits paid	(30,983)
End of year	489,918	504,123
Defined benefit obligation
Post-employment pension plans.
Beginning of year	1,277,233	3,184,365
Retirement of discontinued operation		(1,806,713)
Service cost	82,190	94,416
Interest cost	110,925	99,889
Benefits paid	(73,644)	(86,210)
Remeasurement of post-employment benefit obligations	(124,364)	(201,444)
Past service cost	(64,812)	(7,070)
End of year	1,207,528	1,277,233
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	726,963
Service cost	24,879
Interest cost	57,739
Benefits paid	(42,076)
Remeasurement of post-employment benefit obligations	(99,329)
Past service cost	11,046
End of year	679,222	726,963
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	550,270
Service cost	57,311
Interest cost	53,186
Benefits paid	(31,568)
Remeasurement of post-employment benefit obligations	(25,035)
Past service cost	(75,858)
End of year	$ 528,306	$ 550,270